Quarterly Report
July 31, 2022
MFS®  Lifetime®  2025 Fund
L25-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.8%
Bond Funds – 63.5%
MFS Emerging Markets Debt Fund - Class R6	562,377	$6,591,064
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,256,332	6,545,490
MFS Global Opportunistic Bond Fund - Class R6	3,435,341	27,860,614
MFS Government Securities Fund - Class R6	4,275,752	39,764,494
MFS High Income Fund - Class R6	4,339,056	13,190,730
MFS Inflation-Adjusted Bond Fund - Class R6	3,823,107	40,027,929
MFS Limited Maturity Fund - Class R6	9,260,690	53,341,574
MFS Total Return Bond Fund - Class R6	6,706,238	66,861,194
		$254,183,089
International Stock Funds – 6.9%
MFS Blended Research International Equity Fund - Class R6	1,242,458	$13,853,400
MFS International Growth Fund - Class R6	88,691	3,289,557
MFS International Intrinsic Value Fund - Class R6	77,945	3,324,354
MFS Research International Fund - Class R6	360,255	7,320,389
		$27,787,700
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,517,045	$8,070,678
MFS Global Real Estate Fund - Class R6	426,852	8,071,777
		$16,142,455
U.S. Stock Funds – 25.4%
MFS Blended Research Core Equity Fund - Class R6	359,124	$10,698,310
MFS Blended Research Growth Equity Fund - Class R6	658,643	10,781,985
MFS Blended Research Mid Cap Equity Fund - Class R6	1,210,447	14,731,141
MFS Blended Research Small Cap Equity Fund - Class R6	279,506	4,033,276
MFS Blended Research Value Equity Fund - Class R6	730,794	10,611,125
MFS Growth Fund - Class R6	70,213	10,753,825
MFS Mid Cap Growth Fund - Class R6	284,452	7,387,207
MFS Mid Cap Value Fund - Class R6	245,407	7,349,928
MFS New Discovery Fund - Class R6	74,027	2,019,443
MFS New Discovery Value Fund - Class R6	110,481	2,019,600
MFS Research Fund - Class R6	202,843	10,701,977
MFS Value Fund - Class R6	213,500	10,617,377
		$101,705,194
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.72% (v)	961	$961
Total Investment Companies		$399,819,399

Other Assets, Less Liabilities – 0.2%		754,174
Net Assets – 100.0%		$400,573,573
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $399,819,399.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$399,819,399	$—	$—	$399,819,399
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,782,613	$146,534	$304,594	$(33,304)	$107,061	$10,698,310
MFS Blended Research Growth Equity Fund	10,499,972	460,348	307,039	(60,558)	189,262	10,781,985
MFS Blended Research International Equity Fund	14,395,742	319,753	348,537	3,398	(516,956)	13,853,400
MFS Blended Research Mid Cap Equity Fund	14,777,601	374,287	456,031	(36,743)	72,027	14,731,141
MFS Blended Research Small Cap Equity Fund	3,951,872	158,432	105,770	(10,147)	38,889	4,033,276
MFS Blended Research Value Equity Fund	10,883,003	80,298	380,816	49,810	(21,170)	10,611,125
MFS Commodity Strategy Fund	8,416,875	823,577	809,890	150,561	(510,445)	8,070,678
MFS Emerging Markets Debt Fund	7,005,802	276,304	301,346	(61,708)	(327,988)	6,591,064
MFS Emerging Markets Debt Local Currency Fund	6,924,168	266,904	338,583	(80,665)	(226,334)	6,545,490
MFS Global Opportunistic Bond Fund	29,272,064	404,197	1,444,211	(252,728)	(118,708)	27,860,614
MFS Global Real Estate Fund	8,084,897	594,384	171,542	(5,669)	(430,293)	8,071,777
MFS Government Securities Fund	41,981,960	335,601	2,808,290	(409,917)	665,140	39,764,494
MFS Growth Fund	10,447,231	494,927	352,915	(22,291)	186,873	10,753,825
MFS High Income Fund	14,118,503	190,123	878,595	(111,275)	(128,026)	13,190,730
MFS Inflation-Adjusted Bond Fund	42,079,286	1,010,614	2,473,359	(156,072)	(432,540)	40,027,929
MFS Institutional Money Market Portfolio	786,735	2,747,749	3,533,502	(21)	—	961
MFS International Growth Fund	3,443,816	20,912	118,180	(1,277)	(55,714)	3,289,557
MFS International Intrinsic Value Fund	3,446,023	43,544	117,358	(19,411)	(28,444)	3,324,354
MFS Limited Maturity Fund	55,283,420	1,529,145	3,175,887	(193,887)	(101,217)	53,341,574
MFS Mid Cap Growth Fund	7,250,048	284,826	320,602	(21,620)	194,555	7,387,207
MFS Mid Cap Value Fund	7,433,952	191,102	301,887	44,039	(17,278)	7,349,928
MFS New Discovery Fund	1,957,953	97,159	37,272	(14,182)	15,785	2,019,443
MFS New Discovery Value Fund	2,007,626	134,406	76,755	278	(45,955)	2,019,600
MFS Research Fund	10,754,605	150,791	387,758	29,275	155,064	10,701,977
MFS Research International Fund	7,493,796	125,134	202,968	(3,618)	(91,955)	7,320,389
MFS Total Return Bond Fund	69,081,249	1,099,757	3,131,492	(537,494)	349,174	66,861,194
MFS Value Fund	10,874,564	116,981	463,171	94,251	(5,248)	10,617,377
	$413,435,376	$12,477,789	$23,348,350	$(1,660,975)	$(1,084,441)	$399,819,399
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	85,186	—
MFS Emerging Markets Debt Local Currency Fund	94,279	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$139,298	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	170,527	—
MFS Growth Fund	—	—
MFS High Income Fund	168,472	—
MFS Inflation-Adjusted Bond Fund	605,252	—
MFS Institutional Money Market Portfolio	1,850	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	239,149	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	28,556	43,986
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	459,876	—
MFS Value Fund	53,827	—
	$2,046,272	$43,986
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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